Note 2. Balance Sheet Data: Deferred Costs - Stock and Warrants issued for services Disclosure (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Current	$ 341,691	$ 54,167	$ 597,789
Financial Genetics, LLC
Deferred Costs, Current		54,167	0
Strategic Asset Management, Inc.
Deferred Costs, Current		0	125,251
Dynasty Wealth, Inc.
Deferred Costs, Current		0	326,329
Global IR Group, Inc
Deferred Costs, Current		$ 0	$ 146,208